Capital and other reserves (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Schedule of Reserves Within Equity

(CHF in millions)	6/30/2025	12/31/2024

Share premium	756.9	756.9
Legal reserves	61.5	53.9
Equity transaction costs	(8.7)	(8.7)
Tax impact on equity transaction costs	1.3	1.3
Share-based compensation	431.9	406.7
Capital reserves	1,242.8	1,210.0
Foreign currency translation effect	(54.1)	(1.1)
Taxes on foreign currency translation effect	6.4	(0.1)
Actuarial gains and losses	0.1	(3.4)
Taxes on actuarial gains and losses	—	0.7
Other reserves	(47.6)	(4.0)